FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Derivative [Line Items]
Change in fair value of call spread	¥ 76,719,685	$ 11,316,754	¥ 823,346,528
Call spread options [Member]
Derivative [Line Items]
Balance	0		7,277,406
Purchase of call spread option	0		4,761,603
Change in fair value of call spread	0		3,076,214
Exercise of call spread options	0		(5,132,923)
Balance	¥ 0		¥ 9,982,300